Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation. The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions have been eliminated. Certain prior year amounts have been reclassified to conform to the current period presentation. None of the reclassifications were considered material.

Use of Estimates

Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the US (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of such statements and the reported amounts of revenues and expenses during the reporting period. Significant accounting estimates include estimates of fair values for inventory, goodwill, other intangible assets, other long-lived assets and liabilities under income tax receivable agreements, in addition to accounting estimates for sales discounts, promotional allowances, sales-in-transit, self-insurance reserves, fair value of stock–based compensation awards and useful lives assigned to intangible assets and property, plant and equipment. Actual results could differ from those estimates.

Fiscal Year

Fiscal Year. The Company operates on a 52-week or 53-week fiscal year ending on the Saturday closest to December 31. The fiscal year ended December 31, 2016 (“Fiscal 2016”) and January 2, 2016 (“Fiscal 2015”) were 52-week fiscal periods. The fiscal year ended January 3, 2015 (“Fiscal 2014”) was a 53-week fiscal period. The fiscal year ending December 30, 2017 (“Fiscal 2017”) will be a 52-week fiscal period.

Cash and Cash Equivalents

Cash and Cash Equivalents. The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash and cash equivalents.

For financial statement presentation purposes, the Company’s cash and cash equivalents are net of book overdrafts relating to outstanding checks in excess of cash in accounts with the same financial institution, if there exists a right of offset. At December 31, 2016 and January 2, 2016, cash and cash equivalents on the consolidated balance sheets included book overdrafts of $2,686 and $4,588, respectively.

Cash in domestic bank accounts is insured by the Federal Deposit Insurance Corporation (“FDIC”). From time to time, the Company may deposit cash in interest-bearing domestic bank accounts that may not be fully insured by the FDIC. Cash and cash equivalents at December 31, 2016 include short term money market and commercial paper investments with a US financial institution of $45,959 and $56,967, respectively; no short term money market or commercial paper investments were included in cash and cash equivalents at January 2, 2016.

Accounts Receivable
Accounts Receivable. Allowances for doubtful accounts are maintained against accounts receivable for estimated losses resulting from a customer’s inability to make required payments. Some of these allowances are specific (relate to certain customers considered to pose greater credit risk) as well as general (relate to estimates based on trends in the entire customer pool). Accounts are written off against the reserve when it is evident that collection will not occur.

Concentration of Credit Risk and Significant Customers

Concentration of Credit Risk and Significant Customers. The Company is exposed to normal credit risk associated with the nature of trade receivables, and generally, does not require collateral from its customers. As part of its management of such risks, the Company performs certain periodic customer evaluations. The Company is also exposed to credit risk related to a concentration of receivables among a few customers. Sales to two of the Company’s three largest customers are primarily generated in its Foodservice segment, whereas sales to the third customer is primarily generated in the Retail segment. In Fiscal 2016, these three customers accounted for 13.7%, 12.3% and 10.8% of the Company’s net sales, respectively. The equivalent percentages were 13.6%, 12.0% and 9.9% of net sales in Fiscal 2015. For Fiscal 2014, the equivalent percentages were 12.9%, 12.2% and 10.1 % of net sales. If the Company were to lose any of such customers, the effect on its results could be material. Aggregate accounts receivable balances due from these 3 customers at December 31, 2016 and January 2, 2016 were $22,627 and $23,234, respectively.

Inventories
Inventories. Cost for inventory is composed of the purchase price of raw materials plus conversion costs. Inventories are stated at the lower of cost (first-in, first-out) or market, accompanied by reserves to reduce the carrying values of inventories to expected net realizable value after considering expected disposition of the inventory and if applicable, expected sales price and incremental costs to sell.

Property, Plant and Equipment

Property, Plant and Equipment. Property, plant and equipment are stated at cost. Expenditures for maintenance and repairs which do not significantly extend the useful lives of assets are charged to operations whereas additions and betterments, including interest costs incurred during construction, which was not material for the fiscal years presented, are capitalized.

Depreciation of property, plant and equipment is provided over the estimated useful lives of the respective assets on the straight-line basis. Leasehold improvements are depreciated over the shorter of their estimated useful lives or the terms of the respective leases. Property under capital leases is amortized over the terms of the respective leases. When property, plant and equipment are retired or sold, the cost and related accumulated depreciation are removed from the accounts with any gain or loss recognized in Other expense, net.

When changes in circumstances indicate that carrying amounts may not be recoverable, the Company evaluates the recoverability of property, plant, and equipment not held for sale by comparing the carrying amount of the asset or group of assets against the estimated undiscounted future cash flows expected to result from the use of the asset or group of assets and their eventual disposition. If the undiscounted future cash flows are less than the carrying value of the asset or group of assets being evaluated, an impairment loss is recorded. The loss is measured as the difference between the fair value and carrying value of the asset or group of assets being evaluated. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less cost to sell. The estimated fair value is based on the best information available under the circumstances, including prices for similar assets or the results of valuation techniques, including the present value of expected future cash flows using a discount rate commensurate with the risks involved.

Capitalized Internal-use Software Costs
Capitalized Internal-use Software Costs. Capitalized internal-use software costs include external consulting fees and payroll-related costs for employees that are directly associated with, and who devote time to, the software projects during the application development stage. Capitalization begins when the planning stage is complete and the Company commits resources to the software project. Amortization of the asset commences when the software is placed into service. The Company amortizes internal-use software on a straight-line basis over the software’s estimated useful life.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets. Other intangible assets include recipes, customer relationships, non-compete agreements, licensing agreements, water and sewer usage permits and certain trade names and trademarks.

The Company tests recorded goodwill and indefinite-lived intangible assets for impairment at least annually. The Company’s policy is to perform the annual evaluation as of the end of the third quarter. Such tests are performed more frequently if events or changes in circumstances indicate that the carrying amount may not be recoverable. Indicators of impairment are reviewed on a quarterly basis to determine if an impairment test is required. In its goodwill impairment test, the Company utilizes a two-step process. In the first step, the fair value of the reporting unit is compared to its carrying value. If such fair value exceeds the carrying value, the second step is not required. If the carrying amount of the reporting unit exceeds its fair value, the second step is performed to determine the amount, if any, of impairment loss. In the second step, the implied fair value of the goodwill is compared with its carrying amount, and an impairment loss is recognized for the excess, if the carrying amount of the goodwill exceeds its fair value. Annual goodwill impairment tests performed as of October 1, 2016, October 3, 2015 and September 27, 2014 resulted in no impairment charges.

Indefinite-lived intangible assets other than goodwill are evaluated for impairment annually, or more frequently, when events or changes in circumstances indicate that the carrying amount may not be recoverable. If the carrying amount of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The fair values of trademarks and trade names are determined using a royalty rate method based on expected revenues by trademark or trade name. For Fiscal 2016, the Company elected to perform a step zero evaluation of its indefinite-lived intangible assets, which is a qualitative assessment. Factors considered by the Company in the qualitative assessment included financial performance as well as the result of the previous quantitative assessment performed in Fiscal 2014 in which the fair value of its indefinite-lived intangible assets exceeded its carrying amount by over 300%. The Company’s annual evaluations of indefinite-lived intangible assets revealed no impairment charges in Fiscal 2016, Fiscal 2015 or Fiscal 2014. The Company also evaluated the useful lives of its indefinite-lived intangible assets and concluded that they continued to be appropriate.

In Fiscal 2016, Fiscal 2015 and Fiscal 2014, there were no indicators of impairment between the dates of the annual tests and the respective fiscal year-ends.

Intangible assets with finite lives are reviewed for impairment if changes in circumstances indicate that the carrying amounts may not be recoverable. There were no indicators of impairment in Fiscal 2016, Fiscal 2015 or Fiscal 2014. Accordingly, no impairment was recorded for those years. Intangible assets with finite lives are amortized over the estimated useful lives of such assets using either a method that is based on estimated future cash flows or on the straight-line basis.

Deferred Loan Origination Fees

Deferred Loan Origination Fees. Deferred loan origination fees associated with the Company’s revolving credit facility and long-term debt are amortized based on the term of the respective loan agreements. All amortization expense related to deferred loan origination fees is included in interest expense. In connection with refinancing transactions, the Company evaluates debt on a creditor by creditor basis to assess whether the refinancing transaction results in a modification or an extinguishment with the issuance of new debt. Existing deferred loan origination fees are expensed or carried over and fees associated with the refinancing transaction are expensed or capitalized as appropriate.

Revenue Recognition

Revenue Recognition. The Company records revenues from sales of its food products at the time that title and risk of loss transfers. Standard shipping terms for domestic customers are FOB destination point. Based on these terms, title and risk of loss passes at the time the product is delivered to the customer. For the majority of the Company’s international customers, shipping terms are FOB shipping point. Based on these terms, title and risk of loss passes at the time the product departs from the Company’s plant or warehouse. Revenue is recognized as the net amount to be received by the Company after deductions for estimated discounts, product returns, and other allowances. These estimates are based on historical trends and expected future payments (see also Advertising and Promotions below).

Cost of Goods Sold	Cost of Goods Sold. Cost of goods sold includes raw material costs, packaging supply costs, manufacturing labor and manufacturing overhead including depreciation expense.
Advertising and Promotions

Advertising and Promotions. Advertising costs are expensed as incurred and are included in Selling, general and administrative expenses. Advertising expense for Fiscal 2016, Fiscal 2015 and Fiscal 2014 was $2,182, $1,523 and $986, respectively. Promotional expenses associated with rebates, marketing promotions, and special pricing arrangements are recorded as a reduction of net sales at the time the sale is recorded. Certain of these expenses are estimated based on historical trends, expected future payments to be made and expected future customer deductions to be taken under the respective programs. The Company believes that the estimates recorded, including the liability under these programs recorded at December 31, 2016 are reasonable. Refer to “Accrued promotions and marketing” on the Company’s Consolidated Balance Sheet.

USDA Commodity Program

USDA Commodity Program. The Company participates in the US Department of Agriculture (“USDA”) Commodity Reprocessing Program (the “USDA Commodity Program”) which provides food and nutrition assistance to schools. Under the provisions of the USDA Commodity Program, the Company receives government donated raw materials, which it processes into finished food products for sale to schools. The USDA Commodity Program provides that, among other things, the Company bears the risk of loss, spoilage or obsolescence associated with donated raw materials as well as the risk of loss, spoilage or obsolescence associated with the finished goods produced from the donated raw materials. Obligations under the USDA Commodity Program and the related inventory are recorded at the USDA stipulated value of the donated commodity raw materials at the date the Company takes possession of the raw materials. Upon delivery of finished product to qualifying school customers, the inventory and associated liability are reduced or netted against each other. As a result, revenues and cost of goods sold related to sales under the USDA Commodity Program are recorded exclusive of the value of the donated raw material product.

Stock-Based Compensation

Stock-Based Compensation. The Company’s compensation structure includes a stock-based incentive program that allows for the issuance of stock options, performance stock, restricted stock and restricted stock units (“RSUs”). Compensation expense related to stock-based compensation is recorded in accordance with ASC 718, “Compensation—Stock Compensation.” See Note 16

Research and Development

Research and Development. Research and development costs are expensed as incurred. Such costs consist of employee-related costs, supplies, travel, and production costs associated with product testing. These costs are included in Selling, general and administrative expenses. Research and development expenses for Fiscal 2016, Fiscal 2015 and Fiscal 2014 was $8,946, $6,551 and $5,991, respectively.

Distribution Expenses	Distribution Expenses. Distribution costs are expensed as incurred. Such costs include warehousing, fulfillment and freight.
Self-Insurance

Self-Insurance. The Company is self-insured for certain employee medical and workers’ compensation benefits. The Company maintains stop-loss coverage in order to limit its exposure to such claims. Self-insurance expenses are accrued based on estimates of any significant level of the aggregate liability for uninsured claims incurred using historical claims experience.

Income Taxes

Income Taxes. The provision or benefit for income taxes is determined using the asset and liability approach. Under this approach, deferred income taxes represent the expected future tax consequences of temporary differences between the carrying amounts and tax basis of assets and liabilities. The Company records a valuation allowance to reduce its deferred tax assets to an amount that is more likely than not to be realized. The Company follows accounting guidance related to accounting for uncertainty in income taxes to record uncertainties and judgments in the application of complex tax regulations (refer to Note 11 for more information).

Fair Value Accounting

Fair Value Accounting.    The Company accounts for derivative financial instruments at fair value, as required by ASC 820 “Fair Value Measurement” (“ASC 820”). The Company did not elect the fair value option permitted by ASC 825, Financial Instruments, whereby a company may choose to measure, at fair value, certain assets and liabilities that are not required to be reported at fair value.

Derivative Financial Instruments
Derivative Financial Instruments.    From time to time, the Company may hold derivative financial instruments, including forward foreign currency exchange contracts and diesel and natural gas swap agreements. Such instruments are generally not entered into for trading purposes. Fair value changes of such instruments are generally recorded in other comprehensive income (“OCI”), if they are determined to be effective as hedges, and deferred gains and losses are reclassified from OCI to earnings in the period in which the gains and losses from the underlying transactions are recognized into earnings, including contract terminations. Changes in fair value that do not qualify for hedge accounting are immediately recognized into earnings.

Liabilities under Tax Receivable Agreement

Liabilities under Tax Receivable Agreement. In connection with the IPO, the Company entered into an income tax receivable agreement (“TRA”) with its pre-IPO stockholders that requires the Company to pay the pre-IPO stockholders 85% of any realized tax savings in US federal, state, local and foreign income tax that it actually realizes (or that it is deemed to realize) as a result of the utilization of tax attributes that originated during the pre-IPO period. Since this represents a transaction with shareholders, the Company simultaneously recorded a reduction of additional paid in capital when it recorded the initial liability. Any changes to the liability due to early termination or acceleration will be recorded in additional paid in capital. Any increases or decreases to the liability that are due to new or changed circumstances (such as changes in tax rates or significant disallowed deductions) will be recorded to non-operating income or expenses.

Contingent Consideration

Contingent Consideration. As discussed in Note 4, as part of the consideration for an acquisition made in Fiscal 2015, the Company agreed to make certain future payments to the seller based on the achievement of certain volumes. As a result, the Company recorded a liability related to such contingent consideration. Since the Company believed that the minimum volumes included in the agreement would be achieved or exceeded, the fair value of the liability recorded was based on the net present value of the maximum payment amount included in the agreement. Periodically, the underlying assumptions are evaluated and the fair value of such contingent consideration is adjusted, as necessary. Any changes are recognized in earnings, pursuant to ASC 805 “Business Combinations” (“ASC 805”). Payments by the Company are required based on the achievement of certain minimum volumes.

New Accounting Pronouncements

New Accounting Pronouncements.

Pronouncements adopted by the Company.

In March 2016, the FASB issued Accounting Standard Update (“ASU”) No. 2016-09, “Improvements to Employee Share-Based Payment Accounting.” The new guidance simplifies the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liability, and classification on the statement of cash flows. This guidance was effective for the Company on January 1, 2017 and is not expected to materially impact the financial statements.

In July 2015, the FASB issued ASU No. 2015-11, “Simplifying the Measurement of Inventory,” which requires entities to measure most inventory “at the lower of cost and net realizable value,” thereby simplifying the current guidance under which an entity must measure inventory at the lower of cost or market. The ASU does not apply to inventories that are measured using either the last-in, first-out (LIFO) method or the Retail inventory method. The updated guidance was effective for the Company on January 1, 2017 and is not expected to materially impact the financial statements.

In April 2015, the FASB issued ASU No. 2015-03, “Simplifying the Presentation of Debt Issuance Costs.” The new guidance changed the presentation of debt issuance costs in financial statements. Under the ASU, an entity is now required to present such costs in the balance sheet as a direct deduction from the related debt rather than as an asset. Amortization of the debt issuance costs continues to be reported as interest expense. The updated guidance was effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. The Company adopted the guidance in the first quarter of Fiscal 2016. The impact resulted in reductions of long-term assets and long-term debt of $11,638 and $11,071 as of December 31, 2016 and January 2, 2016, respectively.

Pronouncements under consideration by the Company.

In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment. The guidance eliminates the requirement to calculate the implied fair value of goodwill (i.e., Step 2 of the current goodwill impairment test) to measure a goodwill impairment charge. Instead, entities are to record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value (i.e. measure the charge based on the current Step 1). The revised guidance is to be applied prospectively, and is effective for calendar year-end SEC filers in 2020. Early adoption is permitted for any impairment tests performed after January 1, 2017. The new guidance is not expected to have a material impact on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. The ASU clarifies the definition of a business and provides guidance to assist entities in determining whether transactions should be accounted for as acquisitions (or disposals) of assets or whether they should be accounted for as acquisitions or disposals of a businesses. To be considered a business under the guidance, there needs to be an input and a substantive process that together significantly contribute to the ability to create output. The ASU removes the requirement to consider whether a market participant could replace missing elements. The amendments are effective for the Company on January 1, 2018, and is to be applied prospectively. The provisions of this ASU will need to be applied to future acquisitions or dispositions, but is not expected to have a material impact on the Company’s consolidated financial statements.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. The new guidance requires the recognition of the tax consequences of intercompany asset transfers other than inventory when the transfer occurs. The guidance is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period and will require a modified retrospective adoption. The Company is in the process of evaluating this guidance.

In August 2016, the FASB issued ASU 2016-15, “Classification of Certain Cash Receipts and Cash Payments.” The new guidance was issued to reduce diversity in practice with respect to the presentation and classification of certain cash receipts and payments in the statement of cash flows under Topic 230, Statement of Cash Flows, and other Topics. The update addresses eight specific cash flow issues, including presentation of certain debt issuance costs, proceeds from settlement of insurance claims and contingent consideration entered into in connection with acquisitions. The amendments are effective for the Company in fiscal years beginning after December 15, 2017, and interim periods within those fiscal years and will require retrospective adoption for all periods presented. An entity that elects early adoption must adopt all of the amendments in the same period. The Company is in the process of evaluating this guidance.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842).” The new guidance will require lessees to recognize the assets and liabilities that arise from leases in the balance sheet, including operating leases. The updated guidance will be effective for fiscal years beginning after December 15, 2018, including interim periods within those annual periods. Early adoption is permitted. The Company is in the process of evaluating this guidance.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers.” ASU 2014-09 outlines a new, single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance. This new revenue recognition model provides a five-step analysis in determining when and how revenue is recognized. The new model will require revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration a company expects to receive in exchange for those goods or services. ASU 2014-09, as amended in August 2015, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017, and early adoption is permitted. The Company is continuing to assess the impact of ASU 2014-09 on its financial statements, and, based on the progress to date, does not expect the adoption to have a material impact on the timing of its revenue recognition.